Borrowings - Summary of main terms of the borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Of which current portion	€ 158,540	€ 35,720
Of which non-current portion	€ 25,222	€ 32,381
Sergio Rossi S.p.A | Variable | March 2025
Borrowings
Interest rate basis	Euribor 3m+4.50
Expiry date	March 2025
Of which current portion	€ 8
Sergio Rossi S.p.A | Variable | September 2025
Borrowings
Interest rate basis	ECB 3m+6.00	ECB+6.00
Expiry date	September 2025	September 2025
Of which current portion	€ 695	€ 864
Of which non-current portion		€ 666
Sergio Rossi S.p.A | Variable | June 2026
Borrowings
Interest rate basis	Euribor 3m+1.90	Euribor 3m+1.90
Expiry date	June 2026	June 2026
Of which current portion	€ 2,500	€ 2,500
Of which non-current portion	€ 1,875	€ 3,750
Sergio Rossi S.p.A | Variable | February 2024
Borrowings
Interest rate basis		Euribor 3m+4.50
Expiry date		February 2024
Of which current portion		€ 1,186
Fosun Fashion Group (Cayman) Limited | Fixed | April 2025
Borrowings
Interest rate	8.06%
Expiry date	April 2025
Of which current portion	€ 2,579
Fosun Fashion Group (Cayman) Limited | Fixed | December 2025
Borrowings
Interest rate	10.00%
Expiry date	December 2025
Of which current portion	€ 134,649
Fosun Fashion Group (Cayman) Limited | Fixed | January 2024
Borrowings
Interest rate		6.00%
Expiry date		January 2024
Of which current portion		€ 1,081
Fosun Fashion Group (Cayman) Limited | Fixed | June 2024
Borrowings
Interest rate		10.00%
Expiry date		June 2024
Of which current portion		€ 3,640
Fosun Fashion Group (Cayman) Limited | Fixed | October 2024
Borrowings
Interest rate		10.00%
Expiry date		October 2024
Of which current portion		€ 1,000
Fosun Fashion Group (Cayman) Limited | Fixed | November 2024
Borrowings
Interest rate		10.00%
Expiry date		November 2024
Of which current portion		€ 4,000
Fosun Fashion Group (Cayman) Limited | Fixed | December 2024
Borrowings
Interest rate		10.00%
Expiry date		December 2024
Of which current portion		€ 6,605
St. John Knits, Inc. | Variable | April 2025
Borrowings
Interest rate basis	SOFR+7.5
Expiry date	April 2025
Of which current portion	€ 9,404
St. John Knits, Inc. | Variable | April 2024
Borrowings
Interest rate basis		SOFR+6.75
Expiry date		April 2024
Of which current portion		€ 8,283
Wolford AG | Fixed | June 2025
Borrowings
Interest rate	12.00%
Expiry date	June 2025
Of which current portion	€ 1,985
Wolford AG | Variable | June 2029
Borrowings
Interest rate basis	Euribor 3m+4.00	Euribor 3m+4.00
Expiry date	June 2029	June 2029
Of which current portion	€ 139
Of which non-current portion	€ 487	€ 800
Fosun Fashion Brand Management Co.,Limited | Fixed | December 2025
Borrowings
Interest rate	7.50%
Expiry date	December 2025
Of which current portion	€ 1,349
Fosun Fashion Brand Management Co.,Limited | Fixed | July 2024
Borrowings
Interest rate basis		7.50
Expiry date		July 2024
Of which current portion		€ 94
Fosun Fashion Brand Management Co.,Limited | Fixed | August 2024
Borrowings
Interest rate		7.50%
Expiry date		August 2024
Of which current portion		€ 141
Fosun Fashion Brand Management Co.,Limited | Fixed | September 2024
Borrowings
Interest rate		7.50%
Expiry date		September 2024
Of which current portion		€ 109
Fosun Fashion Brand Management Co.,Limited | Fixed | November 2024
Borrowings
Interest rate		7.50%
Expiry date		November 2024
Of which current portion		€ 317
Fosun Fashion Brand Management Co.,Limited | Fixed | December 2024
Borrowings
Interest rate		7.50%
Expiry date		December 2024
Of which current portion		€ 168
Arpge SAS | Fixed | March 2026
Borrowings
Interest rate	9.10%	9.10%
Expiry date	March 2026	March 2026
Of which current portion	€ 4,071	€ 4,234
Of which non-current portion	€ 12,639	€ 17,378
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. | Fixed | December 2027
Borrowings
Interest rate	10.00%	10.00%
Expiry date	December 2027	December 2027
Of which non-current portion	€ 10,221	€ 9,787
Other borrowings | Variable | Up to March 2025
Borrowings
Interest rate basis	4.04%-4.53
Expiry date	Up to March 2025
Of which current portion	€ 1,161
Other borrowings | Variable | Up to March 2024
Borrowings
Interest rate basis		4.55%-4.80
Expiry date		Up to March 2024
Of which current portion		€ 1,498